SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of General and Administrative Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 1,408	$ 1,369	$ 1,416
Share based compensation	583	729	465
Professional fees	1,103	1,044	1,193
Insurance	1,064	603	298
Depreciation	42	70	78
Other	108	99	366
General and administrative expenses	$ 4,308	$ 3,914	$ 3,816